SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 1,072,123	$ 931,145
Increase/ (decrease), Contract with Customer Liability	140,978
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	638,629	464,613
Increase/ (decrease), Contract with Customer Liability	174,016
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	46,625	42,929
Increase/ (decrease), Contract with Customer Liability	3,696
Advance Customer Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	386,869	$ 423,603
Increase/ (decrease), Contract with Customer Liability	$ (36,734)